Trade and other receivables (Details Narrative) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
TradeAndOtherReceivablesLineItems [Line Items]
Current borrowings and current portion of non-current borrowings	$ 6,147	₨ 525,120	₨ 523,515
Factoring [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables		508,722	451,001
Current borrowings and current portion of non-current borrowings		₨ 457,850	₨ 405,901